Other operating (expenses) income (Details) - COP ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Other operating (expenses) income
Provision expenses		$ (298,798)	$ (45,552)
Disposals		(28,091)	(17,810)
Impairment loss of current assets		(18,844)	(7,304)
Gain in acquisition of participation in joint operations	[1]		1,373,112
Effect of control loss on subsidiaries	[2]		65,570
Other income		45,418	43,358
Other operating income (expense)		$ (300,315)	$ 1,411,374

[1]	As of June 2020, result in the acquisition of Guajira: Ecopetrol $1,284,372 and Hocol $88,740.
[2]	Effect of the recognition of the reduction of net assets due to the loss of control due to the opening of the judicial liquidation process of Bioenergy S.A.S. and Bioenergy Zona Franca S.A.S.